LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Disclosure of lease liability [Table Text Block]
Lease liability	Warehouse	Vehicles	Total
Lease liability recognized as of December 31, 2017 and 2018	$-	$-	$-
Lease liability recognized	117,004	79,668	196,672
Lease payments	(12,728)	(7,746)	(20,474)
Lease interest	509	228	737
Lease liability recognized as of December 31, 2019	$104,785	$72,150	$176,935

Current portion	$73,106	$13,278	$86,384
Long-term portion	31,679	58,872	90,551
	$104,785	$72,150	$176,935